Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended	3 Months Ended		6 Months Ended
	Aug. 14, 2024	Aug. 09, 2024	Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Subsequent Event [Line Items]
Repurchase of common stock				$ 52,823	$ 16,521	$ 53,624	$ 44,630
Dividend and Share Repurchases, as percentage of net income				25.00%
Forecast
Subsequent Event [Line Items]
Repurchase of common stock			$ 2,300
Subsequent Event
Subsequent Event [Line Items]
Dividend declared (in dollars per share)	$ 0.05
Dividends declared	$ 3,600
Subsequent Event | August 2024 Facility
Subsequent Event [Line Items]
Debt term		6 years
Maximum principal amount		$ 147,600
Final balloon payment		$ 63,900
Subsequent Event | August 2024 Facility | SOFR
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)		1.90%
Subsequent Event | August 2024 Facility | Sustainability-Linked Element
Subsequent Event [Line Items]
Basis spread on variable rate (as a percent)		0.05%